Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future annual minimum payments due under the operating leases	Future annual minimum payments due under the leases are summarized as follows:
Year ended December 31,
2017	$323,000
2018	304,000
2019	225,000
2020	232,000
2021	177,000
$1,261,000